Stockholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity and Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements as of the dates indicated (dollars in thousands).

			Minimum		Minimum
			Requirement		Capital
Juniata Valley Financial Corp. (Consolidated)			For Capital		Adequacy
			Adequacy		With Capital
	Actual		Purposes		Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:
Total Capital	$58,375	15.34%	$30,442	8.00%	$32,820	8.625%
(to Risk Weighted Assets)
Tier 1 Capital	55,331	14.54%	22,831	6.00%	25,210	6.625%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	55,331	14.54%	17,124	4.50%	19,502	5.125%
(to Risk Weighted Assets)
Tier 1 Capital	55,331	9.68%	22,872	4.00%	22,872	4.000%
(to Average Assets) Leverage

As of December 31, 2015:
Total Capital	$57,098	15.03%	$30,385	8.00%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	54,338	14.31%	22,789	6.00%	N/A	N/A
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	54,338	14.31%	17,092	4.50%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	54,338	11.23%	19,352	4.00%	N/A	N/A
(to Average Assets) Leverage

							Minimum Regulatory
			Minimum		Minimum		Requirements to be
			Requirement		Capital		"Well Capitalized"
The Juniata Valley Bank			For Capital		Adequacy		under Prompt
			Adequacy		With Capital		Corrective
	Actual		Purposes		Buffer		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:
Total Capital	$51,102	13.60%	$30,053	8.00%	$32,401	8.625%	$37,566	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	48,217	12.84%	15,026	4.00%	24,888	6.625%	30,053	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	48,217	12.84%	16,905	4.50%	19,253	5.125%	24,418	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	48,217	8.39%	22,991	4.00%	22,991	4.000%	28,739	5.00%
(to Average Assets) Leverage

As of December 31, 2015:
Total Capital	$51,491	14.11%	$29,186	8.00%	N/A	N/A	$36,482	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	48,861	13.39%	14,593	4.00%	N/A	N/A	29,186	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	48,861	13.39%	16,417	4.50%	N/A	N/A	23,713	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	48,861	10.21%	19,146	4.00%	N/A	N/A	23,932	5.00%
(to Average Assets) Leverage